Fiduciary activities and management of funds (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of managed off-balance sheet financial assets
As of December 31, 2019 and 2018, the value of the managed
off-balance
sheet financial assets is as follows:

	2019	2018
	S/(000)	S/(000)
Investment funds	13,243,888	12,924,575
Mutual funds	5,049,034	4,668,076

Total	18,292,922	17,592,651